Investment Objectives and Goals - XD Treasury Money Market Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	XD TREASURY MONEY MARKET FUND (the “FUND”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XD Treasury Money Market Fund seeks to provide income consistent with preservation of capital and liquidity.